UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23166

 NAME OF REGISTRANT:                     RiverNorth/DoubleLine Strategic
                                         Opportunity Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 325 North LaSalle Street
                                         Suite 645
                                         Chicago , IL 60654

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Marcus L. Collins, Esq.
                                         RiverNorth Capital Management,
                                         LLC
                                         325 North LaSalle Street,
                                         Suite 645
                                         Chicago, IL 60654

 REGISTRANT'S TELEPHONE NUMBER:          312-832-1440

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


RiverNorth/DoubleLine Strategic Opp Fund, Inc. DL
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


RiverNorth/DoubleLine Strategic Opp Fund, Inc. RN
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CORPORATE HIGH YIELD FD VI INC                                                    Agenda Number:  934647655
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255P107
    Meeting Type:  Annual
    Meeting Date:  25-Jul-2017
          Ticker:  HYT
            ISIN:  US09255P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL J. CASTELLANO                                     Mgmt          Split 99% For 1% Withheld      Split
       CYNTHIA L. EGAN                                           Mgmt          Split 99% For 1% Withheld      Split
       CATHERINE A. LYNCH                                        Mgmt          Split 99% For 1% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CREDIT ALLOCATION INCOME TRUST                                                    Agenda Number:  934647631
--------------------------------------------------------------------------------------------------------------------------
        Security:  092508100
    Meeting Type:  Annual
    Meeting Date:  25-Jul-2017
          Ticker:  BTZ
            ISIN:  US0925081004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL J. CASTELLANO                                     Mgmt          Split 91% For 9% Withheld      Split
       R. GLENN HUBBARD                                          Mgmt          Split 90% For 10% Withheld     Split
       W. CARL KESTER                                            Mgmt          Split 90% For 10% Withheld     Split
       JOHN M. PERLOWSKI                                         Mgmt          Split 91% For 9% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK DEBT STRATEGIES FD INC                                                            Agenda Number:  934647655
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255R202
    Meeting Type:  Annual
    Meeting Date:  25-Jul-2017
          Ticker:  DSU
            ISIN:  US09255R2022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL J. CASTELLANO                                     Mgmt          Split 69% For 31% Withheld     Split
       CYNTHIA L. EGAN                                           Mgmt          Split 69% For 31% Withheld     Split
       CATHERINE A. LYNCH                                        Mgmt          Split 69% For 31% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK LTD DURATION INCOME TR                                                            Agenda Number:  934647631
--------------------------------------------------------------------------------------------------------------------------
        Security:  09249W101
    Meeting Type:  Annual
    Meeting Date:  25-Jul-2017
          Ticker:  BLW
            ISIN:  US09249W1018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL J. CASTELLANO                                     Mgmt          Split 98% For 2% Withheld      Split
       R. GLENN HUBBARD                                          Mgmt          Split 96% For 4% Withheld      Split
       W. CARL KESTER                                            Mgmt          Split 96% For 4% Withheld      Split
       JOHN M. PERLOWSKI                                         Mgmt          Split 99% For 1% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 CORPORATE CAPITAL TRUST, INC.                                                               Agenda Number:  934723734
--------------------------------------------------------------------------------------------------------------------------
        Security:  219880101
    Meeting Type:  Special
    Meeting Date:  26-Mar-2018
          Ticker:  CCT
            ISIN:  US2198801019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a new investment advisory                      Mgmt          Split 89% For 6% Against 5% AbstainSplit
       agreement by and between the Company and
       KKR Credit Advisors (US) LLC ("KKR Credit")
       ("KKR Investment Co-Advisory Agreement")
       and a new investment advisory agreement by
       and between the Company and an affiliate of
       Franklin Square Holdings, L.P. ("FS
       Investments" and, such adviser, "FS
       Adviser") (the "FS Adviser Investment
       Co-Advisory Agreement" and, together with
       the KKR Investment Co-Advisory Agreement,
       the "Investment Co-Advisory Agreements").

2.     To approve a new investment advisory by and               Mgmt          Split 89% For 6% Against 5% AbstainSplit
       between the Company and FS/KKR Advisor,
       LLC, a newly-formed investment adviser
       jointly operated by KKR Credit and an
       affiliate of FS Investments (the "Joint
       Advisor") (the "Joint Advisor Investment
       Advisory Agreement"), pursuant to which the
       Joint Advisor will act as investment
       adviser to the Company.




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE LIMITED DURATION INCOME FD                                                      Agenda Number:  934708718
--------------------------------------------------------------------------------------------------------------------------
        Security:  27828H105
    Meeting Type:  Annual
    Meeting Date:  18-Jan-2018
          Ticker:  EVV
            ISIN:  US27828H1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       HELEN FRAME PETERS                                        Mgmt          Split 98% For 2% Withheld      Split
       SUSAN J. SUTHERLAND                                       Mgmt          Split 98% For 2% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE SENIOR INCOME TRUST                                                             Agenda Number:  934672420
--------------------------------------------------------------------------------------------------------------------------
        Security:  27826S103
    Meeting Type:  Annual
    Meeting Date:  19-Oct-2017
          Ticker:  EVF
            ISIN:  US27826S1033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       THOMAS E. FAUST JR.                                       Mgmt          Split 99% For 1% Withheld      Split
       CYNTHIA E. FROST                                          Mgmt          Split 99% For 1% Withheld      Split
       SUSAN J. SUTHERLAND                                       Mgmt          Split 99% For 1% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 FS INVESTMENT CORPORATION                                                                   Agenda Number:  934723291
--------------------------------------------------------------------------------------------------------------------------
        Security:  302635107
    Meeting Type:  Special
    Meeting Date:  26-Mar-2018
          Ticker:  FSIC
            ISIN:  US3026351078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a new investment advisory                      Mgmt          Split 93% For 2% Against 5% AbstainSplit
       agreement, by and between the Company and
       FB Income Advisor, LLC ("FB Income
       Advisor") (the "FB Income Advisor
       Investment Co-Advisory Agreement"), and a
       new investment advisory agreement, by and
       between the Company and KKR Credit Advisors
       (US) LLC ("KKR Credit") (the "KKR
       Investment Co-Advisory Agreement" and,
       together with the FB Income Advisor
       Investment Co-Advisory Agreement, the
       "Investment Co-Advisory Agreements").

2.     To approve a new investment advisory                      Mgmt          Split 93% For 3% Against 4% AbstainSplit
       agreement, by and between the Company and
       FS/KKR Advisor, LLC, a newly-formed
       investment adviser jointly operated by an
       affiliate of Franklin Square Holdings, L.P.
       and KKR Credit (the "Joint Advisor") (the
       "Joint Advisor Investment Advisory
       Agreement"), pursuant to which the Joint
       Advisor will act as investment adviser to
       the Company.




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  934664067
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131H107
    Meeting Type:  Annual
    Meeting Date:  08-Sep-2017
          Ticker:  VVR
            ISIN:  US46131H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       TERESA M. RESSEL                                          Mgmt          Split 98% For 2% Withheld      Split
       LARRY SOLL                                                Mgmt          Split 98% For 2% Withheld      Split
       PHILIP A. TAYLOR                                          Mgmt          Split 98% For 2% Withheld      Split
       CHRISTOPHER L. WILSON                                     Mgmt          Split 98% For 2% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  934674309
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766B109
    Meeting Type:  Annual
    Meeting Date:  29-Sep-2017
          Ticker:  EHI
            ISIN:  US95766B1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CAROL L. COLMAN                                           Mgmt          No vote
       DANIEL P. CRONIN                                          Mgmt          No vote
       PAOLO M. CUCCHI                                           Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  934716385
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Annual
    Meeting Date:  26-Jan-2018
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Paolo M. Cucchi                                           Mgmt          Split 95% For 5% Withheld      Split
       Eileen A. Kamerick                                        Mgmt          Split 97% For 3% Withheld      Split
       Jane Trust                                                Mgmt          Split 95% For 5% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  934723506
--------------------------------------------------------------------------------------------------------------------------
        Security:  10537L104
    Meeting Type:  Annual
    Meeting Date:  23-Feb-2018
          Ticker:  BWG
            ISIN:  US10537L1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert D. Agdern                                          Mgmt          Split 98% For 2% Withheld      Split
       Eileen Kamerick                                           Mgmt          Split 98% For 2% Withheld      Split
       Riordan Roett                                             Mgmt          Split 97% For 3% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT FUNDS                                                                              Agenda Number:  934841099
--------------------------------------------------------------------------------------------------------------------------
        Security:  65340G205
    Meeting Type:  Annual
    Meeting Date:  22-Jun-2018
          Ticker:  NHF
            ISIN:  US65340G2057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John Honis                                                Mgmt          No vote
       Dustin Norris                                             Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN DIVIDEND ADVANTAGE MUNI FD                                                           Agenda Number:  934654737
--------------------------------------------------------------------------------------------------------------------------
        Security:  67066V101
    Meeting Type:  Annual
    Meeting Date:  02-Aug-2017
          Ticker:  NAD
            ISIN:  US67066V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       DAVID J. KUNDERT                                          Mgmt          Split 95% For 5% Withheld      Split
       JOHN K. NELSON                                            Mgmt          Split 96% For 4% Withheld      Split
       TERENCE J. TOTH                                           Mgmt          Split 96% For 4% Withheld      Split
       ROBERT L. YOUNG                                           Mgmt          Split 96% For 4% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN INS TAX-FREE ADV MUNI FUND                                                           Agenda Number:  934654737
--------------------------------------------------------------------------------------------------------------------------
        Security:  670657105
    Meeting Type:  Annual
    Meeting Date:  02-Aug-2017
          Ticker:  NEA
            ISIN:  US6706571055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       DAVID J. KUNDERT                                          Mgmt          Split 94% For 6% Withheld      Split
       JOHN K. NELSON                                            Mgmt          Split 95% For 5% Withheld      Split
       TERENCE J. TOTH                                           Mgmt          Split 95% For 5% Withheld      Split
       ROBERT L. YOUNG                                           Mgmt          Split 95% For 5% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERED & CONVERTIBLE INCOME 2                                                      Agenda Number:  934734523
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073D102
    Meeting Type:  Annual
    Meeting Date:  11-Apr-2018
          Ticker:  JQC
            ISIN:  US67073D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       Margo L. Cook                                             Mgmt          Split 97% For 3% Withheld      Split
       Jack B. Evans                                             Mgmt          Split 96% For 4% Withheld      Split
       Albin F. Moschner                                         Mgmt          Split 97% For 3% Withheld      Split
       William J. Schneider                                      Mgmt          Split 96% For 4% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 PIMCO                                                                                       Agenda Number:  934750363
--------------------------------------------------------------------------------------------------------------------------
        Security:  72202D106
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2018
          Ticker:  PCI
            ISIN:  US72202D1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Craig A. Dawson                                           Mgmt          Split 98% For 2% Withheld      Split
       Bradford K. Gallagher                                     Mgmt          Split 98% For 2% Withheld      Split
       James A. Jacobson                                         Mgmt          Split 98% For 2% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 PRUDENTIAL INVESTMENTS CLOSED END FUNDS                                                     Agenda Number:  934717767
--------------------------------------------------------------------------------------------------------------------------
        Security:  74433A109
    Meeting Type:  Annual
    Meeting Date:  09-Mar-2018
          Ticker:  GHY
            ISIN:  US74433A1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       SCOTT E. BENJAMIN                                         Mgmt          Split 98% For 2% Withheld      Split
       LINDA W. BYNOE                                            Mgmt          Split 98% For 2% Withheld      Split
       LAURIE SIMON HODRICK                                      Mgmt          Split 98% For 2% Withheld      Split
       MICHAEL S. HYLAND, CFA                                    Mgmt          Split 98% For 2% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 TCG BDC INC                                                                                 Agenda Number:  934662924
--------------------------------------------------------------------------------------------------------------------------
        Security:  872280102
    Meeting Type:  Special
    Meeting Date:  15-Sep-2017
          Ticker:  CGBD
            ISIN:  US8722801029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     TO CONSIDER AND VOTE UPON A PROPOSAL TO                   Mgmt          Split 95% For 4% Against 1% AbstainSplit
       APPROVE THE AMENDED AND RESTATED INVESTMENT
       ADVISORY AGREEMENT BY AND BETWEEN THE
       COMPANY AND ITS INVESTMENT ADVISER, CARLYLE
       GMS INVESTMENT MANAGEMENT L.L.C.




--------------------------------------------------------------------------------------------------------------------------
 TEMPLETON EMERGING MKTS INCOME FUND                                                         Agenda Number:  934785924
--------------------------------------------------------------------------------------------------------------------------
        Security:  880192109
    Meeting Type:  Annual
    Meeting Date:  29-Jun-2018
          Ticker:  TEI
            ISIN:  US8801921094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ann Torre Bates                                           Mgmt          Split 71% For 29% Withheld     Split
       David W. Niemiec                                          Mgmt          Split 71% For 29% Withheld     Split
       Larry D. Thompson                                         Mgmt          Split 71% For 29% Withheld     Split
       Robert E. Wade                                            Mgmt          Split 71% For 29% Withheld     Split

2.     To approve the elimination of the                         Mgmt          Split 67% For 32% Against 1% AbstainSplit
       fundamental investment policy requiring the
       Fund to invest at least 65% of its total
       assets in U.S. dollar-denominated
       securities

3.     To approve an amended fundamental                         Mgmt          Split 66% For 32% Against 2% AbstainSplit
       investment restriction regarding
       investments in commodities

4.     The ratification of the selection of                      Mgmt          Split 96% For 3% Against 1% AbstainSplit
       PricewaterhouseCoopers LLP as the
       independent registered public accounting
       firm for the Fund for the fiscal year
       ending December 31, 2018




--------------------------------------------------------------------------------------------------------------------------
 WELLS FARGO ADVANTAGE FUNDS                                                                 Agenda Number:  934656705
--------------------------------------------------------------------------------------------------------------------------
        Security:  94987B105
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2017
          Ticker:  EAD
            ISIN:  US94987B1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ISAIAH HARRIS, JR.                                        Mgmt          Split 96% For 4% Withheld      Split
       DAVID F. LARCKER                                          Mgmt          Split 96% For 4% Withheld      Split
       OLIVIA S. MITCHELL                                        Mgmt          Split 96% For 4% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET EMERGING MKTS DEBT FD INC.                                                    Agenda Number:  934769045
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766A101
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2018
          Ticker:  EMD
            ISIN:  US95766A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Carol L. Colman                                           Mgmt          Split 83% For 17% Withheld     Split
       Daniel P. Cronin                                          Mgmt          Split 83% For 17% Withheld     Split
       Paolo M. Cucchi                                           Mgmt          Split 83% For 17% Withheld     Split



* Management position unknown

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

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
By (Signature)       /s/ Patrick W. Galley
Name                 Patrick W. Galley
Title                President
Date                 08/30/2018